Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
	Level 1	Level 2	Level 3	Total
As of December 31, 2022
Assets:
Investment – Cansativa	—	—	5,679	5,679
Total Assets	$—	$—	$5,679	$5,679
Liabilities:
Loans and borrowings	—	1,530	—	1,530
Warrant liability	—	—	113	113
Total Liabilities	$—	$1,530	$113	$1,643

As of December 31, 2021
Assets:
Investment – Cansativa	—	—	1,458	1,458
Total Assets	$—	$—	$1,458	$1,458
Liabilities:
Loans and borrowings	$—	$7,396	$—	$7,396
Warrant Liability	—	—	2,205	$2,205
Convertible notes	—	17,699	—	17,699
Total Liabilities	$—	$25,095	$2,205	$27,300

Schedule of summary of changes in fair value of the Company’s Level 3 investments
Level 3
Balance, December 31, 2021 (Measured at equity method)	$1,458
Share of Equity investment loss	$(64)
Partial sale on investments	$(515)
Gain due to change in fair value included in earnings	$4,868
Change in value due to foreign exchange loss	$(68)
Balance, December 31, 2022	$5,679

Schedule of change in fair value of warrant liabilities related to private warrants
Private Placement Warrants:	Total Warrant Liability
Warrant liability at December 31, 2021	$2,205
Change in fair value of warrant liability	(2,092)
Warrant liability at December 31, 2022	$113

Schedule of the fair value of its private warrants using the Monte Carlo simulation model
	As of
	December 31, 2022	December 31, 2021
Risk-free interest rate	4.23%	1.11%
Expected volatility	105%	60%
Share Price	$0.31	$3.10
Exercise Price	$11.50	$11.50
Expiration date	December 18, 2025	December 18, 2025